(2) Significant Accounting Policies: Note Receivable (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Note Receivable

Note Receivable

Notes receivable are carried at the face amount of each note plus respective accrued interest receivable, less received payments.  The Company does not typically carry notes receivable in the course of its regular business, but had entered into an agreement with one of its customers during the fiscal year ended September 30, 2012.  Payments are recorded as they are received and are immediately offset against any outstanding accrued interest before they are applied against the outstanding principal balance on the respective note.  The note requires monthly payments of $15,000 and matures in May 2014.  Additionally, the note does not have a stated interest rate; therefore, the Company imputed interest according to GAAP.  As of September 30, 2012, the outstanding balance of the note, net of note discount, was $268,682 and $1,325 of accrued interest.  As of the date of this report, the Company expects to collect the outstanding amount.